MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments (Unaudited)

March 31, 2020

Mutual Funds (99.0%)	Shares	Value

Akre Focus Class I	23,725	$ 961,588
Vanguard Tax-Managed Capital App Adm Class	6,216	820,946
T. Rowe Price Dividend Growth	18,970	820,089
DoubleLine Shiller Enhanced CAPE Class I	63,715	744,826
Shelton Nasdaq-100 Index Direct	39,886	713,967
Primecap Odyssey Aggressive Growth	20,344	708,169
Loomis Sayles Growth Class Y	39,936	648,962
Vanguard Dividend Growth Inv Class	24,679	623,154
Columbia Dividend Income Class I2	29,601	589,063
Principal Blue Chip I	24,797	574,805
T. Rowe Price Global Technology	37,538	560,060
Fidelity Select Medical Tech & Devices	10,761	556,692
T. Rowe Price Blue Chip Growth	5,151	556,268
Hillman Value No Load	25,170	546,941
Primecap Odyssey Stock	21,213	543,912
PIMCO RAE Plus Class I	93,392	433,339
Gotham Index Plus Class I	28,737	361,515
Dodge & Cox Stock	457	61,459

Total Mutual Funds (Cost $ 9,980,396)		10,825,755

Short-Term Securities (0.8%)

Fidelity Institutional Money Market (Cost $ 85,035)		85,035

Total Short-Term Securities		85,035

Total Investments in Securities (Cost $ 10,065,431) (99.8%)		10,910,790

Net Other Assets and Liabilities (0.2%)		16,945

Net Assets (100%)		$ 10,927,735

At March 31, 2020, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$9,980,396
Unrealized appreciation	1,509,189
Unrealized depreciation	663,830
Net unrealized appreciation (depreciation)	845,359

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

Valuation Inputs	MH Elite Fund of Funds
Level 1 – Quoted prices	$ 10,910,790
Level 2 – Other significant observable inputs	-
Level 3 – Significant unobservable inputs	-
Total	$ 10,910,790

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: May 6, 2020